SEGMENT INFORMATION (Schedule of Operating Segment Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 86,831	$ 92,602	$ 64,292
Depreciation, amortization and impairment of goodwill	2,100	3,224	1,876
Operating income (loss), before financial expenses and taxes on income	6,039	3,755	(1,244)
Financial income, net	(1,667)	1,361	(3,961)
Taxes on income	(1,553)	(2,072)	(1,695)
Net income (loss)	2,819	3,044	(6,900)
Total long-lived assets	21,532	21,112
Products [Member]
Revenues	36,633	35,169	28,471
Depreciation, amortization and impairment of goodwill	1,260	2,273	1,369
Operating income (loss), before financial expenses and taxes on income	3,880	1,425	(2,483)
Total long-lived assets	16,925	16,845
Projects [Member]
Revenues	52,426	61,119	38,247
Depreciation, amortization and impairment of goodwill	840	951	507
Operating income (loss), before financial expenses and taxes on income	3,536	4,356	2,576
Total long-lived assets	4,607	4,267
Eliminations [Member]
Revenues	(2,228)	(3,686)	(2,426)
Depreciation, amortization and impairment of goodwill
Operating income (loss), before financial expenses and taxes on income	$ (1,377)	$ (2,026)	$ (1,337)